United States Security and Exchange Commission


FORM 13F COVER PAGE

Report for the Calendar Year to Quarter Ended: March 31, 2009
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is  a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:			Spero-Smith Investment Advisers, Inc.
Address:			3601 Green Road
				Suite 102
				Cleveland, OH  44122

13F Filer Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit is, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Jeffrey Malbasa
Title: 	Director of Marketing
Phone:	216-464-6266
Signature, Place and Date of Signing:

Jeffrey Malbasa	Cleveland, Ohio		April 30, 2009

Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	34

Form 13F Information Table Value Total:	$63,720,122


	Title of		Value		Invst	Other	Voting Authority
Name of Issuer	Class	Cusip	(x$1000)	Shares	Disc	Mngrs	Sole	Shared	None

Exxon Mobil Corp.	Com	30231G102	12,821	188271	Sole		188271
CR Bard Inc.	Com	067383109	2,681	33635	Sole		33635
Johnson & Johnson	Com	478160104	2,553	48536	Sole		48536
Oracle Corporation	Com	68389X105	2,355	130325	Sole		130325
Becton Dickinson & Company	Com	075887109	2,334	34710	Sole		34710
Procter & Gamble Co	Com	742718109	2,324	49342	Sole		49342
Kohls Corporation	Com	500255104	2,239	52900	Sole		52900
Cerner Corporation	Com	156782104	2,118	48165	Sole		48165
Bank of New York Mellon Corp.	Com	040047102	2,081	73653	Sole		73653
Costco Wholesale Corporation New	Com	22160K105	2,050	44255	Sole		44255
Cisco Systems Inc.	Com	17275R102	1,999	119182	Sole		119182
EMC Corp Mass	Com	268648102	1,929	169198	Sole		169198
Novartis A G ADR (Switzerland)	Com	66987V109	1,923	50820	Sole		50820
Intel Corporation	Com	458140100	1,922	127861	Sole		127861
Microsoft Corporation	Com	594918104	1,884	102582	Sole		102582
ConocoPhillips	Com	20825C104	1,795	45838	Sole		45838
Danaher Corp Del	Com	235851102	1,732	31945	Sole		31945
Chevrontexaco Corporation	Com	166764100	1,727	25678	Sole		25678
Noble Corp.	Com	655053106	1,618	67165	Sole		67165
Google Inc.	Com	38259P508	1,540	4425	Sole		4425
L-3 Communications Hldgs Inc.	Com	502424104	1,461	21556	Sole		21556
Accenture Ltd.	Com	G1150G111	1,354	49265	Sole		49265
ANSYS Inc.	Com	03662Q105	1,321	52615	Sole		52615
BP PLC ADR	Com	055622104	1,300	32424	Sole		32424
Parker-Hannifin	Com	701094104	1,129	33215	Sole		33215
Valero Energy Corporation New	Com	91913Y100	1,127	62962	Sole		62962
Eaton Corporation	Com	278058102	1,073	29105	Sole		29105
RPM International Inc.	Com	749685103	945	74220	Sole		74220
Applied Materials Inc.	Com	038222105	905	84232	Sole		84232
International Business Machines	Com	459200101	449	4637	Sole		4637
Verizon Communications	Com	92343V104	294	9719	Sole		9719
PetroHawk Energy Corp.	Com	716495106	256	13295	Sole		13295
Lincoln Elec Hldgs Inc.	Com	533900106	246	7750	Sole		7750
General Elec Company	Com	369604103	237	23482	Sole		23482